Note 4: Other Assets	12 Months Ended
May 31, 2013
Notes
Note 4: Other Assets

NOTE 4: OTHER ASSETS

The Schedule of Other Assets are as follows:

Schedule of Other Assets

Description - Other Assets	May 31, 2013	May 31, 2012
Rights - Oil and Gas Leases	$536,250	$0
Trademarks	$0	$20
Incorporation Costs	$70	$170
Bonds	$0	$500
Total Other Assets	$536,320	$690